Fair Value Disclosures (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Charges
Goodwill impairment charges	$ 0	$ 0	$ 790
Fair value disclosure
Cost or Amortized Cost	162,281
Level 3 | Single broker quotes
Fair value disclosure
Cost or Amortized Cost	462	969
Level 3 | Independent and non-binding broker quotes
Fair value disclosure
Cost or Amortized Cost	1,022	1,092
Total
Fair value disclosure
Goodwill	0	0	0
Non-recurring basis | Carrying Value
Fair value disclosure
Goodwill			1,114
Non-recurring basis | Total
Fair value disclosure
Goodwill			$ 324